Issued Capital and Reserves - Summary of Movement of Treasury Shares (Detail) - JPY (¥)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Movement Of Treasury Shares [abstract]
Treasury shares, Beginning balance		¥ 8,205,000,000	¥ 4,000,000,000		¥ 0
Increase during the year		8,000,000	5,004,000,000	[1]	4,000,000,000	[1]
Decrease during the year	[2]	(1,905,000,000)	(799,000,000)		0
Treasury shares, Ending balance		¥ 6,308,000,000	¥ 8,205,000,000		¥ 4,000,000,000
Treasury shares, Beginning balance		1,979,775	1,007,710		0
Increase during the year		1,739	1,173,285	[1]	1,007,810	[1]
Decrease during the year	[2]	(457,122)	(201,220)		(100)
Treasury shares, Ending balance		1,524,392	1,979,775		1,007,710

[1]	In conjunction with the introduction of the Employee Stock Ownership Plan (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account), of which total amount was 4,000 million yen. Additionally, the Group issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen.
[2]	Decrease is due to the sales of shares by Trust & Custody Services Bank, Ltd. (Trust E account).